Investment securities (Tables)	12 Months Ended
Sep. 30, 2022
Investment securities
Schedule of investment securities

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	60,427	66,421	57,233	63,057
Other debt securities	14,467	15,784	12,709	14,682
Equity securities	390	277	157	75
Total investment securities measured at FVOCI[1]	75,284	82,482	70,099	77,814
Investment securities measured at amortised cost
Government and semi-government debt securities	1,185	900	77	48
Other debt securities	2	38	2	2
Total investment securities measured at amortised cost	1,187	938	79	50
Provision for ECL on debt securities at amortised cost	(6)	(3)	(2)	(1)
Total net investment securities measured at amortised cost	1,181	935	77	49
Total investment securities	76,465	83,417	70,176	77,863

1.	Impairment is recognised in the income statement with a corresponding amount in OCI (refer to Note 27). There is no reduction of the carrying value of the debt securities which remains at fair value.

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities and the weighted average yield of the Group’s outstanding investment securities as at 30 September 2022. There are no tax-exempt securities.

			Over 1		Over 5
	Up to		year to 5		years to		Over		No specific			Weighted
	1 year		years		10 years		10 years		maturity		Total	average
2022	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	17,052	1.5	28,932	1.2	13,679	1.6	1,943	1.6	-	-	61,606	1.3
Other debt securities	3,609	1.4	10,816	1.6	44	5.0	-	-	-	-	14,469	1.5
Equity securities	-	-	-	-	-	-	-	-	390	-	390	-
Total by maturity	20,661		39,748		13,723		1,943		390		76,465